UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22436

EntrepreneurShares Series Trust

(Exact name of registrant as specified in charter)

40 Grove Street
Wellesley Square, MA 02482

(Address of principal executive offices) (Zip code)

Dr. Joel M. Shulman
40 Grove Street
Wellesley Square, MA 02482

(Name and address of agent for service)

800-287-9469

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2012

Item 1. Reports to Stockholders.

Semi-Annual Report

December 31, 2012

EntrepreneurShares Global FundTM

c/o U.S. Bancorp Fund Services, LLC P.O.

Box 701

Milwaukee, WI 53201-0701

EntrepreneurShares Global Fund

December 31, 2012

Dear Shareholders:

As we complete our second complete calendar year, we would like to extend our appreciation for your continuing support for investing in our vision. Our treatise on investments rests upon a conviction that entrepreneurial managers, as defined by our 15 attributes, will outperform non-entrepreneurs over an extended period of time. We diversify our holdings with investments in global capital markets (US, International and Emerging markets) that include different market capitalizations (Small-Cap, Mid-Cap and Large-Cap), both value stocks and growth stocks, high dividend yield stocks, and impact stocks. Our fund invests in all major industry sectors, though it includes a higher percentage of technology stocks. Over the history of our mutual fund and extended performance, our fund demonstrates a relatively clear pattern. We tend to outperform our key benchmarks during positive years though underperform during negative periods. The relative benefits in the positive years (known as Up Capture) tend to outweigh the losses in the negative years (Down Capture). This net benefit (known as a risk-adjusted alpha) suggests that we are able to provide our investors with an extra return over a specified benchmark.

In our semi-annual report, we reflect upon our past performance and look ahead to the future. Given the significant appreciation in the financial markets during the last few months of 2012, we see reason for both optimism and concern.

Calendar year 2012 was a relatively strong year for investors. Most of the major stock indices performed well as did our EntrepreneurShares Global fund. Overall equity returns were positive throughout all of our Entrepreneur sub categories, though varied by sector, geographic region, market cap size, and growth orientation. Similar to historical performance patterns of our fund, EntrepreneurShares Global Fund ended with positive returns for calendar year 2012. In the first quarter of 2012, EntrepreneurShares had a strong positive return, though lost some of it during the second quarter. The third quarter was relatively strong and the fund finished the fourth quarter on a positive note. Large market cap, mid-cap, technology, and international firms were among our strongest performers and emerging market and companies with high dividend yields were among our weakest.

We are optimistic that global equity markets will continue to remain positive in the first quarter of 2013 across most sectors and investment categories. However, we remain concerned about a number of issues. First, valuation levels are near 5-year highs and have made security selection more challenging. Second, growth and infrastructure issues persist throughout many of the emerging markets.

Consistent with our historical pattern, our fund moves in the same direction as the overall markets, with stronger performance in key sub-categories in positive months. Our enthusiasm and trepidation for future Fund performance rests with the direction of the overall market.

At the time of this writing (January 2013), we are experiencing strong equity appreciation and are outperforming our benchmarks. However, should the financial markets decline our Fund will likely follow this pattern. Both paths are possible.

We believe that global equities continue to be priced at attractive levels and we believe we are positioned for a strong first quarter in

2013. In particular, we believe value stocks may offer strong potential for investors.

As an overall commentary, we continue to be confident that savvy entrepreneurial managers will find a way to make their businesses grow in good conditions and survive in difficult ones. Entrepreneurs have economic incentive to help grow their profits and generate stock appreciation for themselves and other shareholders. This policy has held true in prior years and should remain true in the months and years ahead.

We look forward to sharing more updates with you in the future and assisting you with your portfolio appreciation. Thank you again for your support.

Joel Shulman Ph.D., CFA
Chief Investment Officer
EntrepreneurShares

Past performance is no guarantee of future results.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

Fund holdings are subject to change and are not recommendations to buy or sell any security. Investment in the Fund will result in certain risks which are detailed in the Prospectus. These risks include manager risk, market risk, common stock risk, risk of no prior experience of managing a registered mutual fund, small and medium sized companies risk, technology company investing risk, foreign securities risk, emerging markets risk and quantitative investment approach risk.

1

EntrepreneurShares Global Fund

Investors should consider carefully the investment objectives, risks, and charges and expenses before investing. For a full prospectus which contains this and other information about the funds offered by EntrepreneurShares, Call us at 1-877-271-

8811. Please read the full prospectus carefully before investing.

Past performance results do not guarantee future results. The investment results and principal value of an investment in the Entrepreneur Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost of such shares. Current performance may be lower or higher than the performance presented herein. For current performance call 1-877-271-8811

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security. Performance is net of 1.95% expenses applied to Retail class (ENTRX). Past performance is no guarantee of future results.

Distributed by Rafferty Capital Markets, LLC

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

2

EntrepreneurShares Global Fund

SECTOR ALLOCATION OF PORTFOLIO INVESTMENTS

December 31, 2012 (Unaudited)

EntrepreneurShares Global Fund

3

EntrepreneurShares Global Fund

EXPENSE EXAMPLE

December 31, 2012 (Unaudited)

As a shareholder of The EntrepreneurShares Global Fund (the “Fund”), you incur ongoing costs, including investment advisory fees, distribution and/or shareholder servicing fees, and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire six- month period from July 1, 2012 to December 31, 2012.

ACTUAL EXPENSES

The first line of the table below for each share class of the Fund provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expense based on the actual expense ratios for each share class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

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EntrepreneurShares Global Fund

EXPENSE EXAMPLE (continued)

December 31, 2012 (Unaudited)

EntrepreneurShares Global Fund – Retail Class

	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 – December 31, 2012

Actual	$1,000.00	$1,075.30	$10.20

Hypothetical (5% annual return before expenses)	1,000.00	1,015.38	9.91

* Expenses are equal to the Fund’s annualized expense ratio (including extraordinary expenses) of 1.95%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the half year period.

EntrepreneurShares Global Fund – Institutional Class

	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 – December 31, 2012

Actual	$1,000.00	$1,077.00	$8.90

Hypothetical (5% annual return before expenses)	1,000.00	1,016.64	8.64

* Expenses are equal to the Fund’s annualized expense ratio (including extraordinary expenses) of 1.95%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the half year period.

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EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS

December 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 84.06%
	Administrative and Support Services - 3.68%
933	Expedia, Inc.	$57,333
4,100	Flight Centre Ltd. (a)	114,957
3,000	Liquidity Services, Inc. (b)	122,580
930	Mantech International Corp.	24,124
1,299	Portfolio Recovery Associates, Inc. (b)	138,811
27,000	Seek Ltd. (a)	196,268
2,478	The Geo Group, Inc.	69,879
933	TripAdvisor, Inc. (a)(b)	39,149
		763,101
	Ambulatory Health Care Services - 0.30%
778	MEDNAX, Inc. (b)	61,867
	Amusement, Gambling, and Recreation Industries - 1.62%
5,998	Las Vegas Sands Corp. (b)	276,867
518	Wynn Resorts Ltd.	58,270
		335,137
	Apparel Manufacturing - 1.55%
2,970	Guess?, Inc.	72,884
1,000	Lululemon Athletica, Inc. (b)	76,230
2,688	Under Armour, Inc. (b)	130,449
2,198	Zumiez, Inc. (b)	42,663
		322,226
	Broadcasting (except Internet) - 0.94%
25,000	CTC Media, Inc. (a)	194,500
	Building Material and Garden Equipment and Supplies Dealers - 1.13%
9,525	Titan Machinery, Inc. (b)	235,267
	Chemical Manufacturing - 6.98%
1,656	Alexion Pharmaceuticals, Inc. (b)	155,349
6,300	Galapagos NV (a)(b)	131,472
66,000	Indorama Ventures PCL (a)	54,479
11,183	Inter Parfums, Inc. (a)	217,621
3,000	Jazz Pharmaceuticals Plc (b)	159,600
4,558	LSB Industries, Inc. (b)	161,444
4,105	Optimer Pharmaceuticals, Inc. (b)	37,150
528	Regeneron Pharmaceuticals, Inc. (b)	90,325
6,200	Rigel Pharmaceuticals, Inc. (b)	40,300
3,952	Seattle Genetics, Inc. (b)	91,687
3,525	Theravance, Inc. (b)	78,502
4,288	United Therapeutics Corp. (b)	229,065
		1,446,994
	Clothing and Clothing Accessories Stores - 2.40%
1,026	Blue Nile, Inc. (b)	39,501
800	LVMH Moet Hennessy Louis Vuitton SA (a)	146,568
15,000	SuperGroup PLC (a)(b)	136,698

See Notes to Financial Statements

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EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2012 (Unaudited)

2,830	The Finish Line, Inc.	$53,572
3,916	The Men's Wearhouse, Inc.	122,023
		498,362
	Computer and Electronic Product Manufacturing - 8.48%
9,000	Axis Communications AB (a)	245,650
1,327	Cabot Microelectronics Corp. (a)	47,122
71	CSR PLC - ADR	1,539
3,578	Cypress Semiconductor Corp.	38,786
4,159	IPG Photonics Corp. (b)	277,197
5,702	Ituran Location and Control Ltd. (a)	77,376
5,370	IXYS Corp. (a)(b)	49,082
2,073	Microchip Technology, Inc.	67,559
5,000	Mindray Medical International Ltd. - ADR	163,500
1,910	National Instruments Corp.	49,297
1,000	Nidec Corp. (a)	57,944
8,000	Parrot SA (a)(b)	300,950
11,500	Spreadtrum Communications, Inc. - ADR	202,400
4,074	STEC, Inc. (b)	20,085
1,991	Stratasys Ltd. (b)	159,579
		1,758,066
	Construction of Buildings - 0.77%
25,000	Africa Israel Investment Ltd. (a)(b)	49,796
16,000	Direcional Engenharia SA (a)	110,574
		160,370
	Credit Intermediation and Related Activities - 1.58%
5,084	Capital One Financial Corp.	294,516
318	Credit Acceptance Corp. (b)	32,334
		326,850
	Data Processing, Hosting and Related Services - 2.98%
11,762	Acme Packet, Inc. (b)	260,176
1,192	CoStar Group, Inc. (b)	106,529
4,690	ExlService Holdings, Inc. (b)	124,285
6,442	Riverbed Technology, Inc. (a)(b)	127,036
		618,026
	Educational Services - 0.20%
2,063	K12, Inc. (b)	42,168
	Electrical Equipment, Appliance, and Component Manufacturing - 2.59%
20,000	Alpha & Omega Semiconductor Ltd. (a)(b)	168,000
11,193	iRobot Corp. (b)	209,757
17,884	Taser International, Inc. (b)	159,883
		537,640
	Fabricated Metal Product Manufacturing - 1.09%
4,577	B/E Aerospace, Inc. (b)	226,104
	Food Manufacturing - 3.76%
150,000	Charoen Pokphand Foods PCL (a)	165,495

See Notes to Financial Statements

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EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2012 (Unaudited)

200,000	Golden Agri-Resources Ltd. (a)	$106,422
2,261	J&J Snack Foods Corp.	144,569
10,000	MHP SA (a)(b)	157,000
2,664	The Hain Celestial Group, Inc. (b)	144,442
22,500	Wilmar International Ltd. (a)	61,520
		779,448
	Food Services and Drinking Places - 2.79%
364	Chipotle Mexican Grill, Inc. (b)	108,275
545	Panera Bread Co. (b)	86,562
3,451	Papa John's International, Inc. (b)	189,598
1,659	Starbucks Corp.	88,956
6,280	Texas Roadhouse, Inc.	105,504
		578,895
	General Merchandise Stores - 1.04%
10,000	SM Investments Corp. (a)	214,794
	Health and Personal Care Stores - 0.63%
77,000	China Shineway Pharmaceutical Group Ltd. (a)	130,141
	Hospitals - 0.27%
1,410	IPC The Hospitalist Co., Inc. (b)	55,991
	Insurance Carriers and Related Activities - 1.38%
5,982	Meadowbrook Insurance Group, Inc.	34,576
1,020	Mercury General Corp.	40,484
2,923	Molina Healthcare, Inc. (b)	79,096
2,333	National Interstate Corp.	67,237
1,265	The Navigators Group, Inc. (b)	64,604
		285,997
	Internet Publishing and Broadcasting and Web Search Portals - 0.30%
22,200	QSC AG (a)	61,712
	Machinery Manufacturing - 1.33%
13,000	Fabrinet (a)(b)	170,820
5,696	II-VI, Inc. (b)	104,066
		274,886
	Merchant Wholesalers, Nondurable Goods - 1.79%
76,000	Chow Sang Sang Holdings International Ltd. (a)	176,301
1,200	Inditex SA (a)	167,106
36,000	Ports Design Ltd. (a)	28,611
		372,018
	Mining (except Oil and Gas) - 2.27%
10,000	Antofagasta PLC (a)	215,078
100,000	DMCI Holdings, Inc. (a)	131,385
27,000	Eurasian Natural Resources Corp. PLC (a)	124,564
		471,027
	Miscellaneous Manufacturing - 5.65%
1,350	BioMerieux SA (a)	128,300
2,500	Cochlear Ltd. (a)	205,354

See Notes to Financial Statements

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EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2012 (Unaudited)

3,750	Coloplast A/S (a)	$183,443
1,441	ICU Medical, Inc. (b)	87,800
259	Intuitive Surgical, Inc. (b)	127,006
2,847	JAKKS Pacific, Inc.	35,645
12,000	Renishaw PLC (a)	403,515
		1,171,063
	Motion Picture and Sound Recording Industries - 0.24%
535	Netflix, Inc. (b)	49,637
	Motor Vehicle and Parts Dealers - 0.57%
5,702	Sonic Automotive, Inc.	119,115
	Nonstore Retailers - 1.53%
3,147	eBay, Inc. (a)(b)	160,560
3,318	Sohu.com, Inc. (a)(b)	157,074
		317,634
	Oil and Gas Extraction - 0.19%
954	Contango Oil & Gas Co. (b)	40,411
	Other Information Services - 1.72%
207	Google, Inc. (b)	146,839
11,024	Travelzoo, Inc. (b)	209,346
		356,185
	Personal and Laundry Services - 1.15%
6,000	Natura Cosmeticos SA (a)	171,839
4,780	Service Corp. International	66,012
		237,851
	Pipeline Transportation - 0.19%
1,239	Copano Energy LLC	39,190
	Primary Metal Manufacturing - 1.92%
25,000	Cia Siderurgica Nacional SA (a)	144,811
30,000	MMX Mineracao e Metalicos SA (a)(b)	65,201
7,500	Novolipetsk Steel OJSC (b)	151,875
2,597	Steel Dynamics, Inc.	35,657
		397,544
	Professional, Scientific, and Technical Services - 8.55%
2,986	comScore, Inc. (b)	41,147
12,000	iGATE Corp. (a)(b)	189,240
5,000	JCDecaux SA (a)	118,697
3,328	Netscout Systems, Inc. (b)	86,495
1,900	PAREXEL International Corp. (a)(b)	56,221
15,000	Park24 Co. Ltd. (a)	236,336
1,141	Solera Holdings, Inc. (a)	61,009
3,105	Sourcefire, Inc. (b)	146,618
3,888	SYKES Enterprises, Inc. (b)	59,176
10,447	Synchronoss Technologies, Inc. (b)	220,327
1,111	Syntel, Inc.	59,539
3,708	VeriSign, Inc. (a)(b)	143,945
8,468	Virtusa Corp. (b)	139,129

See Notes to Financial Statements

9

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2012 (Unaudited)

5,084	VistaPrint NV (a)(b)	$167,060
2,727	Vocus, Inc. (a)(b)	47,395
		1,772,334
	Publishing Industries (except Internet) - 1.32%
1,041	Concur Technologies, Inc. (b)	70,288
1,971	Synopsys, Inc. (a)(b)	62,757
1,493	Ultimate Software Group, Inc. (b)	140,954
		273,999
	Real Estate - 1.77%
50,000	Hopewell Holdings Ltd. (a)	214,493
26,000	MRV Engenharia e Participacoes SA (a)	152,127
		366,620
	Retail Trade - 0.62%
1,650	MercadoLibre, Inc. (a)	129,640
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.00%
3,411	Cohen & Steers, Inc.	103,933
1,628	Evercore Partners, Inc. (a)	49,149
1,698	Federated Investors, Inc.	34,351
3,500	Lundbergforetagen AB (a)	123,732
950	Morningstar, Inc.	59,689
750	Partners Group Holding AG (a)	173,181
15,970	The Charles Schwab Corp.	229,329
1,358	Westwood Holdings Group, Inc.	55,542
		828,906
	Support Activities for Mining - 1.07%
13,819	W&T Offshore, Inc.	221,519
	Telecommunications - 0.19%
2,581	Oplink Communications, Inc. (a)(b)	40,212
	Transportation Equipment Manufacturing - 0.42%
2,592	Tesla Motors, Inc. (b)	87,791
	Utilities - 0.30%
818	ITC Holdings Corp.	62,912
	Waste Management and Remediation Services - 0.43%
1,636	Clean Harbors, Inc. (b)	89,996
	Water Transportation - 0.38%
2,322	Hornbeck Offshore Services, Inc. (b)	79,737
	TOTAL COMMON STOCKS (Cost $16,244,384)	17,433,883

	CLOSED-ENDED MUTUAL FUNDS - 0.72%
	Funds, Trusts, and Other Financial Vehicles - 0.48%
2,890	Ares Capital Corp.	50,575
4,499	PennantPark Investment Corp.	49,467
		100,042

See Notes to Financial Statements

10

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2012 (Unaudited)

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.24%
4,396	Hercules Technology Growth Capital, Inc.	$48,927
	TOTAL CLOSED-ENDED MUTUAL FUNDS (Cost $144,004)	148,969

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.35% Real Estate - 1.35%
9,156	DuPont Fabros Technology, Inc. (b)	221,209
1,037	Equity Residential	58,767
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $271,151)	279,976

	RIGHTS - 0.02%
	Primary Metal Manufacturing - 0.02%
16,765	MMX Mineracao e Metalicos SA (a)(b)	3,275
	TOTAL RIGHTS (Cost $442)	3,275

	SHORT-TERM INVESTMENTS - 13.88%
2,878,721	First American Treasury Obligations Fund	2,878,721
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,878,721)	2,878,721

	Total Investments (Cost ($19,538,702) - 100.03%	20,744,824
	Liabilities in Excess of Other Assets - (0.03)%	(6,123)
	TOTAL NET ASSETS - 100.00%	$ 20,738,701

	Percentages are stated as a percent of net assets.
	ADR - American Depository Receipt.
	(a) Global security, as defined in the Fund's prospectus.
	(b) Non-income producing security.

See Notes to Financial Statements

11

EntrepreneurShares Global Fund

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012 (Unaudited)

ASSETS:
Investments, at value (cost $19,538,702)	$20,744,824
Cash	15,225
Income receivable	16,147
Receivable for capital stock sold	200
Other assets	26,337
Total Assets	20,802,733

LIABILITIES:
Payable to Investment Advisor	10,029
Accrued distribution fee	1,901
Other accrued expenses	52,102
Total Liabilities	64,032

NET ASSETS	$20,738,701

NET ASSETS CONSIST OF:
Capital stock	$19,556,851
Unrealized appreciation on investments	1,205,643
Accumulated net investment loss	(4,492)
Accumulated net realized loss	(19,301)

Total Net Assets	$20,738,701

NET ASSETS CONSIST OF:

Class Retail Shares:
Net assets	$1,939,249
Shares outstanding	179,698

Net Asset Value, Offering and Redemption Price Per Share (Unlimited shares of no par value authorized)	$10.79

Class Institutional Shares:
Net assets	$18,799,452
Shares outstanding	1,733,019

Net Asset Value, Offering and Redemption Price Per Share (Unlimited shares of no par value authorized)	$10.85

See Notes to Financial Statements

12

EntrepreneurShares Global Fund

STATEMENT OF OPERATIONS

For the period ended December 31, 2012 (Unaudited)

INVESTMENT INCOME:
Dividend income*	$168,591
Interest income	6
168,597

EXPENSES:
Investment advisory fees	124,871
Transfer agent and shareholder service fees	26,580
Fund accounting fees	19,064
Federal and state registration fees	15,180
Administration fees	13,693
Custody fees	11,040
Audit fees	10,580
Legal fees	3,220
Distribution fees - Retail Shares	2,908
Reports to shareholders	2,852
Other	11,776
Total expenses	241,764
Expense reimbursement	(69,032)
Net expenses	172,732

NET INVESTMENT LOSS	(4,135)

REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS:
Net realized gain on investment transactions	356,441
Net realized loss on foreign currency transactions	(2,089)
Change in unrealized appreciation on investments	956,950
Change in unrealized appreciation on foreign currency	102,333
Net gain on investments	1,413,635

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$1,409,500

*	Net of $2,838 in foreign tax withholdings.

See Notes to Financial Statements

13

EntrepreneurShares Global Fund

STATEMENTS OF CHANGES IN NET ASSETS

	PERIOD	YEAR
	ENDED	ENDED
	DECEMBER 31,	JUNE 30,
	2012	2012
	(UNAUDITED)

Net investment loss	$(4,135)	$(24,036)
Net realized gain(loss) on investment transactions	356,441	(207,571)
Net realized loss on foreign currency transactions	(2,089)	(32,541)
Change in unrealized appreciation (depreciation) on investments	956,950	(908,853)
Change in unrealized appreciation (depreciation) on foreign currency	102,333	(407,984)
Net increase (decrease) in net assets resulting from operations	1,409,500	(1,580,985)

Proceeds from shares sold - Retail	122,008	1,345,064
Proceeds from exchange of Class A shares - Retail+	—	27,111
Proceeds from shares sold - Institutional	3,012,150	977,110
Proceeds from shares sold - Class A+	—	9,525
Proceeds from shares issued to holders in reinvestment of dividends - Retail	16,726	1,294
Proceeds from shares issued to holders in reinvestment of dividends - Institutional	119,226	8,378
Proceeds from shares issued to holders in reinvestment of dividends - Class A+	—	13
Payment for shares redeemed - Retail*	(547,591)	(415,977)
Payment for shares redeemed - Institutional*	(1,032,601)	(170,388)
Payment for shares redeemed - Class A*+	—	—
Payment for exchage to Retail - Class A+	—	(27,111)
Net increase from capital share transactions	1,689,918	1,755,019

Distributions from realized gains - Retail	(17,728)	(1,320)
Distributions from realized gains - Institutional	(147,720)	(11,274)
Distributions from realized gains - A+	—	(14)
Total dividends and distributions	(165,448)	(12,608)
	2,933,970	161,426

Beginning of Period	17,804,731	17,643,305

End of Period (Including accumulated net investment loss of $4,492, and $357, respectively)	$20,738,701	$17,804,731

* Net redemption fees of less then $1 for the period ended June 30, 2011.

+ Class A shares converted to Retail shares on June 29, 2012. See Note 1 in the Notes to the Financial Statements.

See Notes to Financial Statements

14

EntrepreneurShares Global Fund

FINANCIAL HIGHLIGHTS

Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

Retail Class	PERIOD		YEAR	PERIOD FROM
	ENDED		ENDED	NOV. 11, 2010(1)
	DECEMBER 31, 2012		JUNE 30, 2012	TO JUNE 30, 2011
	(UNAUDITED)

Per Share Data:
Net asset value, beginning of period	$10.11		$11.21	$10.00

Income (loss) from investment operations:
Net investment loss (6)	(0.02)		(0.03)	(0.08)
Net realized and unrealized gains (losses) on investments	0.78		(1.06)	1.31
Total from investment operations	0.76		(1.09)	1.23

Less distributions:
Dividends from net investment income	—		—	(0.02)
Distributions from net realized capital gains	(0.08)		(0.01)	—
Total distributions	(0.08)		(0.01)	(0.02)
Net asset value, end of period	$10.79		$10.11	$11.21

Total return	7.53%	(2)	-9.74%	12.27%	(2)

Supplemental data and ratios:
Net assets, end of period (000's)	$1,939		$2,199	$1,314

Ratio of expenses to average net assets	1.95%	(3)(5)	1.95% (5)	1.95%	(3)(4)(5)
Ratio of net investment loss to average net assets	-0.32%	(3)(5)	-0.32% (5)	-1.12%	(3)(5)
Portfolio turnover rate	13.35%	(2)	18.83%	32.87%	(2)

(1) The Fund commenced operations on November 11, 2010.

(2) Not annualized.

(3) Annualized.

(4) Including interest expense increases the ratio by 0.09%.

(5) Net of fees waived of 0.69%, 1.21% and 1.03% for the period ended December 31, 2012, year ended June 30, 2012 and the period ended June 30, 2011, respectively.

(6) Net investment loss per share has been calculated based on average shares outstanding during the period.

See Notes to Financial Statements

15

EntrepreneurShares Global Fund

FINANCIAL HIGHLIGHTS

Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

Institutional Class	YEAR		YEAR	PERIOD FROM
	ENDED		ENDED	NOV. 11, 2010(1)
	DECEMBER 31, 2012		JUNE 30, 2012	TO JUNE 30, 2011
	(UNAUDITED)

Per Share Data:
Net asset value, beginning of period	$10.15		$11.23	$10.00
Income (loss) from investment operations:
Net investment loss (6)	—		(0.01)	(0.04)
Net realized and unrealized gains (losses) on investments	0.78		(1.06)	1.29
Total from investment operations	0.78		(1.07)	1.25
Less distributions:
Dividends from net investment income	—		—	(0.02)
Distributions from net realized capital gains	(0.08)		(0.01)	—
Total distributions	(0.08)		(0.01)	(0.02)
Net asset value, end of period	$10.85		$10.15	$11.23

Total return	7.70%	(2)	-9.55%	12.50%	(2)

Supplemental data and ratios:
Net assets, end of period (000's)	$18,799		$15,606	$16,309

Ratio of expenses to average net assets	1.70%	(3)(5)	1.70%(5)	1.70%	(3)(4)(5)

Ratio of net investment loss to average net assets	(0.00)%	(3)(5)(7)	-0.13%(5)	-0.60%	(3)(5)

Portfolio turnover rate	13.35%	(2)	18.83%	32.87%	(2)

(1) The Fund commenced operations on November 11, 2010.

(2) Not annualized.

(3) Annualized.

(4) Including interest expense increases the ratio by 0.07%.

(5) Net of fees waved of 0.69%, 1.21% and 1.03% for the period ended December 31, 2012, year ended June 30, 2012 and the period ended June 30, 2011, respectively.

(6) Net investment loss per share has been calculated based on average shares outstanding during the period. (7) Amount is less than 0.00%.

See Notes to Financial Statements

16

EntrepreneurShares Global Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2012 (Unaudited)

1. ORGANIZATION

EntrepreneurShares™ Series Trust, a Delaware statutory trust (the “Trust”), was formed on July 1, 2010, and has authorized capital of unlimited shares of beneficial interest. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is authorized to issue multiple series and classes of shares. EntrepreneurShares Global Fund (the “Fund”) is currently the sole series of the Trust and is classified as a “diversified” series, as defined in the 1940 Act. The Fund commenced operations on November 11, 2010.

The investment goal of the Fund is to seek long-term capital appreciation. The Fund seeks these investment results through active principles-based securities selection. The Fund mainly invests in equity securities of global companies with market capitalizations that are above $150 million at the time of initial purchase and possess entrepreneurial characteristics, as determined by Weston Capital Advisors, the Fund’s investment advisor.

The Fund currently offers two share classes the Retail Class and the Institutional Class. Effective June 29, 2012 the Fund ceased offering its Class A shares to the public. The remaining Class A shares were converted into Retail Class shares. As described in the Fund’s prospectus, the Retail Class shares are subject to a 0.25% distribution (12b-1) fee. The Institutional Class shares do not have a 12b-1 fee. Each class of shares has identical rights and privileges, except with respect to the 12b-1 fee and voting rights on matters affecting a single class of shares.

2. SUMMARY OF SIGNIFICANT ACCOUNT POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

Investment Valuations

In determining the net asset value (NAV) of the Fund’s shares, securities that are listed on a national securities exchange (other than The Nasdaq OMX Group, Inc., referred to as NASDAQ) are valued at the last sale price on the day the valuation is made. Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market, are valued at the Nasdaq Official Closing Price. Securities price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid price. Unlisted securities held by the Fund are valued at the average of the quoted bid and ask prices in the OTC market. Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by Weston Capital Advisors, LLC (the “Advisor”) under procedures established by and under the general supervision and responsibility of the Board.

Short-term investments held with a remaining maturity of 60 days or less generally are valued at amortized cost, as the Board believes that this method of valuing short-term investments approximates market value. Short-term investments with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, they are generally valued at amortized cost. There is no definitive set of circumstances under which the Fund may elect to use fair value procedures to value a security. Types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including restricted securities and private placements for which there is no public market; (b) options not traded on a securities exchange; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended, as permitted by the Securities and Exchange Commission (the SEC); (e) foreign securities, if an event or development has occurred subsequent to the close of the foreign market and prior to the close of regular trading on the New York Stock Exchange that would materially affect the value of the security; and (f) fixed income securities that have gone into default and for which there is not a current market value quotation. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

Fair-valued securities are valued by the Advisor, under the supervision of the Board. There is no single standard for determining the fair value of a security. Rather, in determining the fair value of a security, the Advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (1) the nature and pricing history (if any) of the security; (2) whether any dealer quotations for the security are available; (3) possible valuation methodologies that could be used to determine the

17

EntrepreneurShares Global Fund

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2012 (Unaudited)

fair value of the security; (4) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (5) whether the same or similar securities are held by other funds managed by the Advisor or other Funds and the method used to price the security in those Funds; (6) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Advisor; and (7) the liquidity or illiquidity of the market for the security.

Use of Estimates and Indemnifications

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown; however, the Trust has not had claims or losses pursuant to these contracts and the Trust expects any risk of loss to be remote.

Federal Income Tax

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net realized gains to shareholders.

The Fund has reviewed all open tax years and major jurisdictions and concluded that the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority for the year ended June 30, 2012. The Fund would recognize interest and penalties, if any, related to uncertain tax benefits in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. Open tax years are those that are open for exam by taxing authorities. As of June 30, 2012, open Federal tax years include the tax years ended June 30, 2011 and 2012. The Fund has no examination in progress.

Fair Value Measurement

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3: Significant inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Fund. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

18

EntrepreneurShares Global Fund

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2012 (Unaudited)

Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities and real estate investment trusts, closed-end mutual funds, and certain money market securities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. The table below is a summary of the inputs used to value the Fund’s investments as of December 31, 2012.

Investments at Value	Total	Level 1	Level 2	Level 3

Total Common Stock*	$17,433,883	$17,433,883	$—	$—
Total Real Estate Investment Trusts*	279,976	279,976	—	—
Total Closed-End Mutual Funds	148,969	148,969	—	—
Total Rights	3,275	3,275	—	—
Total Money Market Funds	2,878,721	2,878,721	—	—
Total Investments	$20,744,824	$20,744,824	$—	$—

* For further information regarding security characteristics, please see the Schedule of Investments.

The Fund did not hold any Level 3 securities during the period ended December 31, 2012. There were no transfers of securities between levels during the period ended December 31, 2012. Transfers between levels are recognized at the end of the reporting period.

Distribution to Shareholders

The Fund intends to distribute to its shareholders any net investment income and any net realized long or short-term capital gains, if any, at least annually. Distributions are recorded on ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from generally accepted accounting principles.

Foreign Currency Transactions

The Fund’s books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Allocation of Income, Expenses, Gains/Loss

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated based average net assets, with the exception of 12b-1 fees, which are expensed at 0.25% of average daily net assets of the Retail Class.

Other

Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex- dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day.

3. AGREEMENTS

Investment Advisory Agreement

The Advisor oversees the performance of the Fund and is responsible for overseeing the management of the investment portfolio of the Fund. These services are provided under the terms of an Investment Advisory Agreement dated September 06, 2012 (the “Investment Advisory Agreement”) between the Trust and the Advisor, pursuant to which the Advisor receives an annual advisory fee equal to 1.25% of the Fund’s average net assets.

19

EntrepreneurShares Global Fund

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2012 (Unaudited)

Through October 31, 2013, the Advisor agrees to waive and/or reimburse the Fund for its management fee and, to the extent necessary, bear other expenses, to limit the total annualized expenses (excluding borrowing and investment-related costs and fees, taxes, extraordinary expenses and fees and expenses of underlying funds) of Retail Class shares and Institutional Class shares of the Fund to the amounts of 1.95% and 1.70% per annum, respectively, of net assets attributable to such shares of the Fund. The Advisor shall be permitted to recover expenses it has borne subsequent to the effective date of this agreement (whether through reduction of its management fee or otherwise) in later periods to the extent that the Fund’s expenses fall below the annual rates set forth above, provided, however, that the Fund is not obligated to pay any such reimbursed fees more than three years after the end of the fiscal year in which the expense was borne by the Advisor. The Advisor has waived $69,032, which expires on June 30, 2016, $204,253, which expires on June 30, 2015, and $121,768, which expires on June 30, 2014.

Sub-Advisory services are provided to the Fund, pursuant to an agreement between the Advisor and EntrepreneurShares, LLC (the “Sub-Advisor”). Under the terms of this sub-advisory agreement, the Advisor, not the Fund, compensates the Sub-Advisor based on the Fund’s average net assets.

4. DISTRIBUTION PLAN

The Trust has adopted distribution and service (Rule 12b-1) plans (the “Plan”) for the Fund’s Retail Class shares in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plan allows the Fund to use up to 0.25% of the average daily net assets attributable to the relevant class of Fund shares, to pay sales, distribution, and other fees for the sale of that share class and for services provided to holders of that class of shares. Because these fees are paid out of the Fund’s assets, over time, these fees will increase the cost of an investment in Retail Class shares and may cost the shareholder more than paying other types of sales charges. The Fund’s Institutional Class shares are not subject to any distribution and service (Rule 12b-1) fees.

5. INCOME TAXES

The tax character of distributions paid during the periods ended June 30, 2012 and 2011 was as follows:

	Ordinary	Long-Term	Return of
	Income	Capital Gain	Capital	Total
June 30, 2012	$9,374	$2,597	$637	$12,608
June 30, 2011	$24,860	$—	$—	$24,860

The tax character of the distributions differs from the financial statements due to adjustments relating to REITs and partnerships.

Additionally, GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The following table shows the reclassifications made:

	Paid in	Accumulated Net	Accumulated
Period Ended	Capital	Investment Loss	Realized Gain
June 30, 2012	$(68,879)	$36,944	$31,935
June 30, 2011	$—	$70,296	$(70,296)

The permanent differences relate primarily to foreign currency reclassifications, partnership adjustments and reclassification of net operating losses.

As of June 30, 2012, the cost of investments, gross unrealized appreciation and depreciation of investments and distributable income for tax purposes are:

Cost of Investments	$17,606,003
Unrealized appreciation	2,749,953
Unrealized depreciation	(2,603,593)
Net unrealized appreciation	146,360
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Distributable income	—
Other accumulated losses	(208,562)
Total accumulated losses	$(62,202)

20

EntrepreneurShares Global Fund

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2012 (Unaudited)

The table above differs from the financial statements due to timing differences on mark-to-market adjustments. As of June 30, 2012, the Fund had $ 208,205 in capital loss carryforwards which could be used to offset future gains. This entire amount is classified as short-term capital losses. Because these losses were incurred after the implementation of the Regulated Investment Company Modernization Act of 2010, these losses can be carried forward indefinitely and they maintain the tax character of the original loss.

At June 30, 2012 the Fund had deferred post-October losses of $ 357.

6. CAPITAL SHARE TRANSACTIONS

The Trust has authorized capital of unlimited shares of no par value which may be issued in more than one class or series. Currently the Trust consists of one series, the Fund. Transactions in shares of the Fund were as follows:

	Period Ended	Year Ended
	December 31, 2012	June 30, 2012
Retail Class
Share sold	11,938	138,448
Share issued in reinvestment of dividends	1,547	136
Share exchanged from Class A	—	2,682
Shares redeemed	(51,257)	(40,941)
Net increase/(decrease)	(37,772)	100,325
Shares outstanding
Beginning of period	217,470	117,145
End of period	179,698	217,470

Institutional Class
Share sold	280,740	100,449
Share issued in reinvestment of dividends	10,978	882
Shares redeemed	(96,062)	(16,430)
Net increase	195,656	84,901
Shares outstanding
Beginning of period	1,537,363	1,452,462
End of period	1,733,019	1,537,363

Class A
Share sold	—	858
Share issue in reinvestment of dividends	—	2
Share exchanged into Retail Class	—	(2,679)
Shares redeemed	—	—
Net decrease	—	(1,819)
Shares outstanding
Beginning of period	—	1,819
End of period	—	—

7. RELATED PARTIES

At December 31, 2012, certain officers of the Trust were also employees of the Advisor. However, these officers were not compensated directly by the Fund. In addition, refer to Note 3, Agreements.

21

EntrepreneurShares Global Fund

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2012 (Unaudited)

8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. At December 31, 2012, for the benefit of its shareholders, FP Capital EntrepreneurShares, an affiliate of the Fund, held 77.03.% of the Institutional Class’ outstanding shares and 69.80% of the total Fund shares outstanding. Also at December 31, 2012, for the benefit of its shareholders, National Financial Services, LLC FBO Joel Shulman, an affiliate of the Fund, held 41.43% of the Retail Class’ outstanding shares and 3.89% of the total Fund shares outstanding.

9. SUBSEQUENT EVENTS EVALUATION

The Fund filed a supplement to its prospectus on December 27, 2012 informing shareholders that on January 10, 2013 shares of the Retail Class would be converted into shares of the Institutional Class and the Retail Class shares will no longer be available for purchases. The Institutional share class decreased it minimum investment to $2,500. For additional information please refer to the supplement to the Fund’s prospectus.

10. INVESTMENT TRANSACTIONS

During the period ended December 31, 2012, the aggregate purchases and sales of securities (excluding short-term) were:

Purchases:	$2,309,562
Sales:	$3,067,792

11. FOREIGN INVESTMENT RISK

The Fund generally invests a significant portion of its total assets in securities principally traded in markets outside the U. S. The foreign markets in which the Fund invests in are sometimes open on days when the NYSE is not open and the Fund does not calculate its net asset value (NAV), and sometimes are not open on days when the Fund does calculate it’s NAV. Even on days on which both the foreign market and the NYSE were open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Fund calculates it’s NAV. That was generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America was generally the same as the closing time of the NYSE and the time as of which the Fund calculate its NAV.

Foreign stocks, as an asset, class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investment in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risk including less liquidity, high inflation rates, unfavorable economic practices and political instability. The risks of foreign investments are typically greater in emerging and less developed markets

22

EntrepreneurShares Global Fund

ADDITIONAL INFORMATION

(Unaudited)

1. INVESTMENT ADVISORY AGREEMENT DISCLOSURE

On September 06, 2012, the Board of Trustees of EntrepreneurShares Series Trust approved the investment advisory agreement between the EntrepreneurShares Global Fund (the “Fund”) and Weston Capital Advisors, LLC (the “Advisor”). The Board also approved a sub-advisory agreement between the Advisor and EntrepreneurShares, LLC (the “Sub-Advisor”) under which the Advisor agreed to delegate portfolio management decisions, including purchasing and selling portfolio securities, to the Sub-Advisor. Under the sub-advisory agreement, the Advisor agreed to compensate the Sub-Advisor for its services from it own assets, not those of the Fund.

Prior to approving the agreements, the Board considered:

•	The nature, extent and quality of the services provided by the Advisor and Sub-Advisor.
•	The investment performance of the Fund since its inception.
•	The cost of the services provided and profits realized by Weston Capital Advisors from its relationship with the Fund.
•	The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect any such economies of scale.
•	The expense ratio of the Fund.

In considering the nature, extent and quality of the services to be provided by Weston Capital Advisors, LLC and EntrepreneurShares, LLC, the Board considered the performance of the Fund versus the MSCI The World Index, the Fund’s benchmark; and the Small Cap Growth Fund peer group, the Fund’s Morningstar assigned peer group; and the Morningstar Foreign Small/Mid Cap Fund peer group. It was noted that the information was used for multiple peer groups because Morningstar does not have a “world” peer group. The peer groups were selected by picking an asset range that puts the Fund in the middle of the group. For the Small Cap Growth Fund peer group $0 to $40 million was used and for the Foreign Small/Mid Cap Fund peer group was expanded to $0 to $100 million because there were fewer funds available. The materials showed that the Fund had under performed its benchmark and both peer groups since inception of the Fund. However, over the past year, the Fund has outperformed the Morningstar Foreign Small/Mid Cap Fund peer group.

Next the Board discussed the profitability of the Advisor. It was noted that, after waiving a significant portion of its advisory fee, the Advisor received a net advisory fee of $6,036 for the fiscal year. The Advisor’s gross fees were 1.25% of net assets but only 0.04% of net assets on a net basis. The Board compared the contractual investment advisory fee and the net advisory fee to those of the Morningstar peer groups. The Board noted that managing the Fund is not currently profitable to the Advisor after paying other expenses outside of the Fund expenses.

The Board also discussed other benefits that the Advisor received from being associated with the Fund. It was noted, while the Advisor doesn’t currently manage any separate accounts, being the investment advisor to a registered fund could help enhance the Advisor’s reputation in the future. The Advisor then noted that they do not utilize soft dollars for research services.

The Board then discussed the existence of economies of scale and how the Advisor will pass those benefits on to shareholders as the Fund grows and realizes those economies. The Board noted that the investment advisory agreement has breakpoints in its fee structure, so with the growth of assets, the Fund will participate in economies of scale. The Board reviewed the break points and fees being paid to the Advisor at the current asset level and compared those to other investment companies. The Board noted that the contractual advisory fee was within the range of comparable funds but again considered that Advisor’s willingness to waive a portion of its advisory fee.

The Board then considered the overall expense structure of the Fund. It noted that the expense ratio was slightly higher than the average of both peer groups, but that the difference was not significant. After some discussion, the Board concluded that the expense ratio was reasonable.

The Board then determined that the quality of the review and the materials was adequate. They noted that they did not place more emphasis on any one particular aspect of the discussion, but considered them together.

23

EntrepreneurShares Global Fund

ADDITIONAL INFORMATION

(Unaudited)

2. ADDITIONAL DISCLOSURE REGARDING FUND TRUSTEES AND OFFICERS

Name, Address and Birth Year	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years

Dr. Stephen Sohn 40 Grove St. Suite 200 Wellesly Hills, MA 02482 Birth year: 1944	Trustee	Since 2010	Chairman – Quantum Aesthetic Surgery Inc.	1	None

Thomas T. Stallkamp 40 Grove St. Suite 200 Wellesly Hills, MA 02482 Birth year: 1947	Trustee	Since 2010	Founder/Principal Collaborative Management; Former CEO Chairman – MSX International (automotive consulting) (2003 to 2004).	1	Baxter International Inc. and Borg Warner Inc.

George R. Berbeco 40 Grove St. Suite 200 Wellesly Hills, MA 02482 Birth year: 1944	Trustee	Since 2010	Chairman – Bay Colony Development Corporation; Former President – Devon Group and General Partner – Devon Capital Partners, LP. (information systems consulting) (2005 to 2009).	1	None

Joel M. Shulman, CFA(2) 40 Grove St. Suite 200 Wellesly Hills, MA 02482 Birth year: 1955	President and Trustee	Since 2010	Member of the Advisor and the Sub-Advisor since 2010; Chief Executive Officer of the Sub-Advisor since 2010; Tenured professor at Babson College.	1	None

David Cragg 40 Grove St. Suite 200 Wellesly Hills, MA 02482 Birth year: 1969	Secretary, Treasurer and Chief Compliance Officer	Since 2010	Member and Chief Compliance Officer the Advisor since 2010. Former Chief Financial Officer and Chief Operating Officer of the Leuthold Group (institutional research) (1999 to 2009).	N/A	N/A

(1)	Each Trustee serves an indefinite term until the election of a successor. Each officer serves an indefinite term, renewed annually, until the election of a successor.
(2)	Dr. Shulman is considered an interested Trustee within the meaning of the 1940 Act because of his affiliation with the Advisor and the Sub-Advisor.

The Statement of Additional Information includes additional information about the Fund’s Trustees and is available free of charge upon request by call the Fund toll free at (877) 271-8811.

24

EntrepreneurShares Global Fund

ADDITIONAL INFORMATION

(Unaudited)

3. SHAREHOLDER NOTIFICATION OF FEDERAL TAX STATUS

For the year ended June 30, 2012, 100% of dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.

The Fund designates 100% of their ordinary income distributions for the fiscal period as qualified dividend income under the Jobs and Growth Tax Reconciliation Act of 2003.

The Fund designates 0% of its ordinary income distributions as short-term capital gain distribution under Internal Revenue Code Section 871(k)(2)(c).

4. AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS SCHEDULES

The Fund is required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Once filed, the Fund’s Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and may be available by calling 1.877.271.8811. You may also obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

5. PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1.877.271.8811 and on the SEC’s website (http://www.sec.gov). The Fund is required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30.

Once filed, the information is available, without charge, upon request, by calling 1.877.271.8811 and on the SEC’s website (http://www.sec.gov).

25

Investment Advisor

Weston Capital Advisors, LLC

40 Grove Street, Suite 200

Wellesly Square, MA 02482

Investment Sub-Advisor

EntrepreneurShares, LLC

40 Grove Street, Suite 200

Wellesly Square, MA 02482

Independent Public Accounting Firm

Ernst & Young LLP

220 South Sixth Street, Suite 1400

Minneapolis, MN 55402

Custodian

U.S. Bank, N.A.

1555 N. RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

Rafferty Capital Markets, LLC

59 Hilton Ave.

Garden City, NY 11530

Administrator, Transfer Agent

And Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

EPSEMI 12/12

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   EntrepreneurShares Series Trust

By (Signature and Title)*_/s/ Joel Shulman

Joel Shulman, President

Date   February 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*_/s/ Joel Shulman

Joel Shulman, President

Date   February 25, 2013

By (Signature and Title)* _/s/ David Cragg

David Cragg, Treasurer

Date   February 25, 2013

* Print the name and title of each signing officer under his or her signature.